Acquisitions	12 Months Ended
Jan. 31, 2013
Business Combinations [Abstract]
Acquisitions

2.    Acquisitions

All acquired businesses are primarily engaged in providing logistics management, including international air and ocean freight forwarding, customs brokerage, contract logistics services and transportation management services. The results of acquired businesses have been included in the Company’s consolidated financial statements from the effective dates of acquisition.

The Company did not complete any material acquisitions during the fiscal years ended January 31, 2013, 2012 and 2011, with the following exceptions:

Effective October 31, 2011, the Company acquired the remaining outstanding shares of UTi Israel, of which the Company already held a controlling financial interest from previous activities in Israel. The Company has been consolidating the financial results of UTi Israel from the time the controlling financial interest was obtained. The purchase price for the previously unheld shares totaled $12,028. An amount of $8,621 representing the difference between the consideration paid and the non-controlling interest adjusted has been recognized in shareholders’ equity attributable to the Company as the change in ownership interest did not affect the Company’s controlling financial interest in UTi Israel.